Income Taxes (Details) - Schedule of Valuation Allowance Against Deferred Tax Assets - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Valuation Allowance Against Deferred Tax Assets [Abstract]
Balance	$ 52,750	$ 73,777
Increase recognized in the income statement	161,644	(23,204)
Exchange difference	149	2,177
Balance	$ 214,543	$ 52,750